SCHEDULE OF AMOUNTS RECEIVABLE (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Amounts Receivable
Trade accounts receivable	$ 951,314	$ 780,254
Corporate taxes receivable	182,820
GST receivable	272,993
SR&ED receivable		30,537
Trade and other receivables	$ 1,407,127	$ 810,791